Transactions With Related Parties - Granitis (Details) (Granitis, USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Granitis
Related Party Transaction [Line Items]
Rent expense	$ 24,398	$ 18,604